Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	06/30/2026	12/31/2025
Tax loss carried forward	1,191,234	982,480
Negative tax basis of social contribution carried forward	464,036	381,600

Assets - temporary differences
Provision for judicial liabilities	276,203	269,757
Operating provisions	443,875	559,288
Provisions for other losses	618,907	619,567
Employee benefit plans	256,151	251,990
Exchange rate variations	1,886,733	3,443,822
Amortization of fair value adjustments arising from business combinations	620,112	620,973
Unrealized profit on inventories	211,466	237,740
Leases (1)	505,833	541,431
	6,474,550	7,908,648

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	2,020,207	1,878,119
Property, plant and equipment - deemed cost	974,519	985,901
Depreciation for tax-incentive reason (2)	636,857	668,603
Capitalized loan costs	896,149	937,829
Fair value of biological assets	1,649,769	1,425,535
Deferred taxes, net of fair value adjustments	308,540	313,464
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	102,580	115,003
Derivatives gains (“MtM”) (1)	1,138,072	66,308
Provision of deferred taxes on results of subsidiaries abroad	253,272
Other temporary differences	14,345	13,872
	7,994,310	6,404,634

Non-current assets	122,709	1,504,014
Non-current liabilities	1,642,469
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the taxable temporary difference was R$4,047,493 and deductible temporary difference of R$2,909,421 (taxable temporary difference was R$3,065,768 and deductible temporary difference of R$3,001,133 as of December 31, 2025). For the lease line, the taxable temporary difference was R$5,215,078 and deductible temporary difference was R$5,720,911 (taxable temporary difference was R$1,767,605 and deductible temporary difference was R$2,309,036 as of December 31, 2025).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.

Summary of Tax Credit Carryforwards

	06/30/2026	12/31/2025
Tax loss carried forward	4,764,936	3,929,920
Negative tax basis of social contribution carried forward	5,155,956	4,240,000

Disclosure of deferred taxes [text block]

	06/30/2026	12/31/2025
Opening balance	1,504,014	7,971,419
Tax loss carried forward	208,754	185,649
Negative tax basis of social contribution carried forward	82,436	74,457
Provision for judicial liabilities	6,446	(55,116)
Operating provisions and other losses	(111,912)	122,493
Exchange rate variation	(1,557,089)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,071,764)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	4,063	23,905
Unrealized profit on inventories	(26,274)	(301,417)
Leases	(35,598)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(142,088)	(288,232)
Property, plant and equipment - deemed cost	11,382	80,982
Depreciation accelerated for tax-incentive reason	31,746	65,037
Capitalized loan costs	41,680	9,653
Fair value of biological assets	(224,234)	(108,440)
Deferred taxes on the results of subsidiaries abroad	(253,272)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,423	22,925
Other temporary differences	(473)	4,567
Closing balance	(1,519,760)	1,504,014

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	06/30/2026	06/30/2025
Net income (loss) before taxes	9,169,783	17,255,357
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,117,726)	(5,866,821)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	(555)	(294,581)
Equity method	(8,702)	(24,220)
Credit related to Reintegra Program	5,177	6,156
Director bonuses	(107)	(26,950)
Tax incentives (Note 16.3)	26,200	265,547
Other permanent exclusions	45,387	45,643
	(3,050,326)	(5,895,226)
Income tax
Current	(9,226)	(206,328)
Deferred	(2,220,799)	(4,093,523)
	(2,230,025)	(4,299,851)
Social Contribution
Current	(16,667)	(104,206)
Deferred	(803,634)	(1,491,169)
	(820,301)	(1,595,375)
Income tax and social contribution result for the period	(3,050,326)	(5,895,226)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

Disclosure of Tax Incentives
16.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034